Finance costs and changes in the fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Finance Costs
Finance costs

	Six months to June 30, 2021 £’000	Six months to June 30, 2020 £’000
Interest on convertible loan	(1,792)	(606)
Interest on bank loan	—	(581)
Interest on lease liabilities	(105)	(873)
Accreted interest on bank loan	—	(753)
Discounting of provision for deferred cash consideration	(72)	(111)
Other	(18)	—

Total finance costs	(1,987)	(2,924)

Summary of Changes in the Fair Value of Financial Instruments
Changes in the fair value of financial instruments

	Six months to June 30, 2021 £’000	Six months to June 30, 2020 £’000
Changes in the fair value of warrants – placement	14,301	(31,493)
Changes in the fair value of warrants – bank loan	62	(53)
Changes in the fair value of embedded derivative	—	(63,158)

Total changes in fair value of financial instruments	14,363	(94,704)